Income Taxes (Details Narrative)	3 Months Ended	9 Months Ended
	Aug. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)
Unclaimed investment tax credits	$ 18,830,851	$ 18,830,851
Unclaimed investment tax credits expiring between 2025 and 2039	3,508,087	3,508,087
Canada
Non-capital loss carryforward	$ 58,413,464	$ 58,413,464